STATEMENT OF OPERATIONS - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Operating expenses
General and administrative expenses		$ 627,933		$ 10,856	$ 1,901,116
Franchise tax expenses		49,863		450	99,178
Loss from operations		(737,796)			(2,120,294)
Net loss		$ (4,301,444)	$ 1,040,995	$ (11,306)	$ (3,260,449)
Weighted average shares outstanding, basic and diluted	[1]			6,250,000
Basic and diluted net loss per share				$ 0.00
Class A Common Stock Subject to Redemption
Operating expenses
Weighted average shares outstanding, basic and diluted		27,388,576			27,332,731
Class A Common Stock Not Subject to Redemption
Operating expenses
Weighted average shares outstanding, basic and diluted		9,326,424			9,157,299
Basic and diluted net loss per share		$ (0.46)			$ (0.36)

[1]	This number excludes an aggregate of up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.